Note 3 - Discontinued Operations - Components (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	May 06, 2025	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Voyage revenue	$ 327,402
EXPENSES:
Voyage expenses	(107,383)
Charter-in hire expenses	(166,506)
Voyage expenses-related parties	(3,765)
Vessels’ operating expenses	(27,165)
General and administrative expenses	(8,950)
Management and agency fees-related parties	(10,760)
Amortization of dry-docking and special survey costs	(2,337)
Depreciation	(14,044)
Loss on sale of vessels, net	(4,669)
Loss on vessel held for sale	(1,579)
Vessel impairment loss	(179)
Foreign exchange gains	219
Operating loss	(19,716)
OTHER INCOME / (EXPENSES):
Interest income	239
Interest and finance costs	(7,313)
Other, net	(47)
Loss on derivative instruments, net	(710)
Total other expenses, net	(7,831)
Net loss from discontinued operations	(27,547)	$ 0	$ (27,547)
Nonrelated Party [Member]
REVENUES:
Voyage revenue	239,719
Related Party [Member]
REVENUES:
Voyage revenue	$ 87,683